UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:


/s/ Joseph E. Sweeney			San Francisco, CA		February 11, 2004

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	3

Form 13F Information Table Value Total:		 11,335 X 1,000









List of Other Included Managers:

NONE

<Page


NAME OF ISSUER               TITLE OF    CUSIP        VALUE     SHARES   SH/   PUT/   INV.  OTHER     VOTING AUTH
                             CLASS                    X1000              PRN   CALL  DISC  MGR      SOLE   SHR NONE

Canico Resource Corp          COMMON    137580106      7171    712,300   SH           SOLE            712,300
FNX Mining                    COMMON    30253R101      2040    300,000   SH           SOLE            300,000
Saul Centers Inc.          PREFERRED    804395200      2124     80,000   SH           SOLE             80,000



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